Supplementary Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Supplementary Data
Schedule of capitalized costs

(in thousands)	March 31, 2023	December 31, 2022
Oil and natural gas properties:
Proved	$1,114,785	$996,573
Unproved	40,101	32,089
Less: accumulated depletion	(417,442)	(383,673)
Net capitalized costs for oil and natural gas properties	$737,444	$644,989

	December 31,
(in thousands)	2022	2021
Oil and natural gas properties:
Proved	$996,573	$702,141
Unproved	32,089	25,406
Less: accumulated depletion	(383,673)	(278,773)
Net capitalized costs for oil and natural gas properties	$644,989	$448,774

Schedule of costs incurred for oil and natural gas producing activities

	Three Months Ended March 31,
(in thousands)	2023	2022
Property acquisition costs:
Proved	$17,989	$5,060
Unproved	9,630	457
Development costs	98,606	60,901
Total costs incurred for oil and natural gas properties	$126,225	$66,418

	December 31,
(in thousands)	2022	2021	2020
Property acquisition costs:
Proved	$26,218	$42,569	$18,059
Unproved	22,973	40,598	—
Development costs	256,664	103,918	99,188
Total costs incurred for oil and natural gas properties	$305,855	$187,085	$117,247